SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended December 31, 2025
	Cyber Security	IoT	e-Gov	Total
Revenues	$819	$25,365	$1,712	$27,896

Operating Income (loss)	(7)	487	(802)	(322)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$-	$2,903	$120	$3,023

	Year ended December 31, 2024
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,198	$25,283	$1,154	$27,635

Operating Income (loss)	271	39	(1,087)	(777)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$87	$3,016	$158	$3,261

	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,260	$23,766	$1,544	$26,570

Operating Income (loss)	524	(99)	(3,676)	(3,359)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$8	$2,519	$174	$2,701

Schedule of reconciliation of operating profit (loss) from segments to consolidated
	Year ended December 31,
	2025	2024	2023
Operating income (loss)
Total operating (loss) of reportable segments	$(322)	$(777)	(3,359)
Financial income (expenses), net	2,060	1,020	(663)
Income (loss) before income taxes	$1,738	$243	(4,022)

Schedule of external customer revenues by geographic area
	Year ended December 31,
	2025		2024		2023
	Total Revenues	Property and Equipment, net	Total revenues	Property and Equipment, net	Total Revenues	Property and Equipment, net
Africa	$1,011	$-	$774	$-	$1,455	$-
European countries	11,975	-	18,166	-	17,673	-
South America	-	-	8	-	12	-
United States	6,993	17	7,092	11	6,766	21
Israel	7,890	3,006	1,533	3,250	585	2,680
APAC	27	-	62	-	79	-
	$27,896	$3,023	$27,635	$3,261	$26,570	$2,701

Schedule of revenues by external customers by products and services
	Year ended December 31,
	2025	2024*	2023*
Products sales	$20,358	$20,110	$	$ 19,813
Products operating lease	1,096	1,413		1,774
Products	21,454	21,523		21,587
Services	6,442	6,112		4,983
*Reclass	$27,896	$27,635		$26,570

Schedule of major customers, percent of total sales
	Year ended December 31,
	2025	2024	2023
Customer A	25%	2%	-%
Customer B	15%	6%	5%
Customer C	14%	53%	50%
	54%	61%	55%